EXHIBIT 99.2
Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and
December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended
September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended
September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended
September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc.
and Subsidiary, are incorporated herein by reference from Exhibit 99.1 in Security
Capital Assurance Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.